ADVANCE TO SUPPLIERS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Advance To Suppliers Net
SCHEDULE OF ADVANCE TO SUPPLIERS
	June 30,	December 31,
	2026	2025
Advances to Suppliers	$1,072,448	2,259,387
Less: allowance for credit losses	(998,536)	(968,836)
Advances to Suppliers, net	$73,912	1,290,551

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2026	2025
Balance as of the beginning of period/year	$968,836	-
Additions charged to credit losses	-	942,626
Translation adjustments	29,700	26,210
Balance as of the end of period/year	$998,536	968,836